Long-Term Debt And Equity Financings (Schedule Of Long-Term Debt Outstanding) (Details) (USD $)					12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended							12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended					12 Months Ended				12 Months Ended					12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended						12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended					12 Months Ended					12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended			12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2012 Parent Company [Member] 8.875% Senior unsecured notes due 2014 [Member]	Dec. 31, 2011 Parent Company [Member] 8.875% Senior unsecured notes due 2014 [Member]	Dec. 31, 2012 Union Electric Company [Member]	Dec. 31, 2011 Union Electric Company [Member]	Dec. 31, 2012 Union Electric Company [Member] City Of Bowling Green Capital Lease Peno Creek Ct [Member]	Dec. 31, 2011 Union Electric Company [Member] City Of Bowling Green Capital Lease Peno Creek Ct [Member]	Dec. 31, 2012 Union Electric Company [Member] Audrain County Capital Lease Audrain County Ct [Member]	Dec. 31, 2011 Union Electric Company [Member] Audrain County Capital Lease Audrain County Ct [Member]	Dec. 31, 2012 Ameren Illinois Company [Member]	Dec. 31, 2011 Ameren Illinois Company [Member]	Dec. 31, 2012 Secured Debt [Member] Union Electric Company [Member] 5.25% Senior secured notes due 2012 [Member]		Sep. 20, 2012 Secured Debt [Member] Union Electric Company [Member] 5.25% Senior secured notes due 2012 [Member]	Dec. 31, 2011 Secured Debt [Member] Union Electric Company [Member] 5.25% Senior secured notes due 2012 [Member]		Dec. 31, 2012 Secured Debt [Member] Union Electric Company [Member] 4.65% Senior secured notes due 2013 [Member]	Dec. 31, 2011 Secured Debt [Member] Union Electric Company [Member] 4.65% Senior secured notes due 2013 [Member]		Dec. 31, 2012 Secured Debt [Member] Union Electric Company [Member] 5.50% Senior secured notes due 2014 [Member]	Dec. 31, 2011 Secured Debt [Member] Union Electric Company [Member] 5.50% Senior secured notes due 2014 [Member]		Dec. 31, 2012 Secured Debt [Member] Union Electric Company [Member] 4.75% Senior secured notes due 2015 [Member]	Dec. 31, 2011 Secured Debt [Member] Union Electric Company [Member] 4.75% Senior secured notes due 2015 [Member]		Dec. 31, 2012 Secured Debt [Member] Union Electric Company [Member] 5.40% Senior secured notes due 2016 [Member]	Dec. 31, 2011 Secured Debt [Member] Union Electric Company [Member] 5.40% Senior secured notes due 2016 [Member]		Dec. 31, 2012 Secured Debt [Member] Union Electric Company [Member] 6.40% Senior secured notes due 2017 [Member]	Dec. 31, 2011 Secured Debt [Member] Union Electric Company [Member] 6.40% Senior secured notes due 2017 [Member]		Dec. 31, 2012 Secured Debt [Member] Union Electric Company [Member] 6.00% Senior secured notes due 2018 [Member]		Sep. 20, 2012 Secured Debt [Member] Union Electric Company [Member] 6.00% Senior secured notes due 2018 [Member]	Dec. 31, 2011 Secured Debt [Member] Union Electric Company [Member] 6.00% Senior secured notes due 2018 [Member]		Dec. 31, 2012 Secured Debt [Member] Union Electric Company [Member] 5.10% Senior secured notes due 2018 [Member]	Sep. 20, 2012 Secured Debt [Member] Union Electric Company [Member] 5.10% Senior secured notes due 2018 [Member]	Dec. 31, 2011 Secured Debt [Member] Union Electric Company [Member] 5.10% Senior secured notes due 2018 [Member]		Dec. 31, 2012 Secured Debt [Member] Union Electric Company [Member] 6.70% Senior secured notes due 2019 [Member]		Sep. 20, 2012 Secured Debt [Member] Union Electric Company [Member] 6.70% Senior secured notes due 2019 [Member]	Dec. 31, 2011 Secured Debt [Member] Union Electric Company [Member] 6.70% Senior secured notes due 2019 [Member]		Dec. 31, 2012 Secured Debt [Member] Union Electric Company [Member] 5.10% Senior secured notes due 2019 [Member]	Sep. 20, 2012 Secured Debt [Member] Union Electric Company [Member] 5.10% Senior secured notes due 2019 [Member]	Dec. 31, 2011 Secured Debt [Member] Union Electric Company [Member] 5.10% Senior secured notes due 2019 [Member]		Dec. 31, 2012 Secured Debt [Member] Union Electric Company [Member] 5.00% Senior secured notes due 2020 [Member]	Dec. 31, 2011 Secured Debt [Member] Union Electric Company [Member] 5.00% Senior secured notes due 2020 [Member]		Dec. 31, 2012 Secured Debt [Member] Union Electric Company [Member] 5.50% Senior secured notes due 2034 [Member]	Dec. 31, 2011 Secured Debt [Member] Union Electric Company [Member] 5.50% Senior secured notes due 2034 [Member]		Dec. 31, 2012 Secured Debt [Member] Union Electric Company [Member] 5.30% Senior secured notes due 2037 [Member]	Dec. 31, 2011 Secured Debt [Member] Union Electric Company [Member] 5.30% Senior secured notes due 2037 [Member]		Dec. 31, 2012 Secured Debt [Member] Union Electric Company [Member] 8.45% Senior secured notes due 2039 [Member]		Dec. 31, 2011 Secured Debt [Member] Union Electric Company [Member] 8.45% Senior secured notes due 2039 [Member]		Dec. 31, 2012 Secured Debt [Member] Union Electric Company [Member] 3.90% Senior secured notes due 2042 [Member]		Sep. 20, 2012 Secured Debt [Member] Union Electric Company [Member] 3.90% Senior secured notes due 2042 [Member]	Sep. 11, 2012 Secured Debt [Member] Union Electric Company [Member] 3.90% Senior secured notes due 2042 [Member]	Dec. 31, 2011 Secured Debt [Member] Union Electric Company [Member] 3.90% Senior secured notes due 2042 [Member]		Dec. 31, 2012 Secured Debt [Member] Ameren Illinois Company [Member] Senior Secured Notes 8.875% Due 2013 [Member]		Dec. 31, 2011 Secured Debt [Member] Ameren Illinois Company [Member] Senior Secured Notes 8.875% Due 2013 [Member]		Dec. 31, 2012 Secured Debt [Member] Ameren Illinois Company [Member] Senior Secured Notes 6.20% Due 2016 [Member]	Dec. 31, 2011 Secured Debt [Member] Ameren Illinois Company [Member] Senior Secured Notes 6.20% Due 2016 [Member]		Dec. 31, 2012 Secured Debt [Member] Ameren Illinois Company [Member] Senior Secured Notes 6.25% Due 2016 [Member]	Dec. 31, 2011 Secured Debt [Member] Ameren Illinois Company [Member] Senior Secured Notes 6.25% Due 2016 [Member]		Dec. 31, 2012 Secured Debt [Member] Ameren Illinois Company [Member] Senior Secured Notes 6.125% Due 2017 [Member]		Dec. 31, 2011 Secured Debt [Member] Ameren Illinois Company [Member] Senior Secured Notes 6.125% Due 2017 [Member]		Dec. 31, 2012 Secured Debt [Member] Ameren Illinois Company [Member] Senior Secured Notes 6.25% Due 2018 [Member]		Aug. 27, 2012 Secured Debt [Member] Ameren Illinois Company [Member] Senior Secured Notes 6.25% Due 2018 [Member]	Dec. 31, 2011 Secured Debt [Member] Ameren Illinois Company [Member] Senior Secured Notes 6.25% Due 2018 [Member]		Dec. 31, 2012 Secured Debt [Member] Ameren Illinois Company [Member] Senior Secured Notes 9.75% Due 2018 [Member]		Aug. 27, 2012 Secured Debt [Member] Ameren Illinois Company [Member] Senior Secured Notes 9.75% Due 2018 [Member]	Dec. 31, 2011 Secured Debt [Member] Ameren Illinois Company [Member] Senior Secured Notes 9.75% Due 2018 [Member]		Dec. 31, 2012 Secured Debt [Member] Ameren Illinois Company [Member] Senior Secured Notes, 2 Point 70, Due 2022 [Member]		Aug. 20, 2012 Secured Debt [Member] Ameren Illinois Company [Member] Senior Secured Notes, 2 Point 70, Due 2022 [Member]	Dec. 31, 2011 Secured Debt [Member] Ameren Illinois Company [Member] Senior Secured Notes, 2 Point 70, Due 2022 [Member]	Dec. 31, 2012 Secured Debt [Member] Ameren Illinois Company [Member] Senior Secured Notes 6.125% Due 2028 [Member]	Dec. 31, 2011 Secured Debt [Member] Ameren Illinois Company [Member] Senior Secured Notes 6.125% Due 2028 [Member]		Dec. 31, 2012 Secured Debt [Member] Ameren Illinois Company [Member] Senior Secured Notes 6.70% Due 2036 [Member]	Dec. 31, 2011 Secured Debt [Member] Ameren Illinois Company [Member] Senior Secured Notes 6.70% Due 2036 [Member]		Dec. 31, 2012 Secured Debt [Member] Ameren Illinois Company [Member] Senior Secured Notes 6.70% Due 2036 [Member]	Dec. 31, 2011 Secured Debt [Member] Ameren Illinois Company [Member] Senior Secured Notes 6.70% Due 2036 [Member]		Dec. 31, 2012 Environmental Improvement And Pollution Control Revenue Bonds [Member] Union Electric Company [Member] 1992 Series due 2022 [Member]		Dec. 31, 2011 Environmental Improvement And Pollution Control Revenue Bonds [Member] Union Electric Company [Member] 1992 Series due 2022 [Member]		Dec. 31, 2012 Environmental Improvement And Pollution Control Revenue Bonds [Member] Union Electric Company [Member] 1993 5.45% Series due 2028 [Member]	Dec. 31, 2011 Environmental Improvement And Pollution Control Revenue Bonds [Member] Union Electric Company [Member] 1993 5.45% Series due 2028 [Member]		Dec. 31, 2012 Environmental Improvement And Pollution Control Revenue Bonds [Member] Union Electric Company [Member] 1998 Series A due 2033 [Member]		Dec. 31, 2011 Environmental Improvement And Pollution Control Revenue Bonds [Member] Union Electric Company [Member] 1998 Series A due 2033 [Member]		Dec. 31, 2012 Environmental Improvement And Pollution Control Revenue Bonds [Member] Union Electric Company [Member] 1998 Series B due 2033 [Member]		Dec. 31, 2011 Environmental Improvement And Pollution Control Revenue Bonds [Member] Union Electric Company [Member] 1998 Series B due 2033 [Member]		Dec. 31, 2012 Environmental Improvement And Pollution Control Revenue Bonds [Member] Union Electric Company [Member] 1998 Series C due 2033 [Member]		Dec. 31, 2011 Environmental Improvement And Pollution Control Revenue Bonds [Member] Union Electric Company [Member] 1998 Series C due 2033 [Member]		Dec. 31, 2012 Environmental Improvement And Pollution Control Revenue Bonds [Member] Ameren Illinois Company [Member] Series1992 B 6.20% Due 2012 [Member]	Nov. 30, 2012 Environmental Improvement And Pollution Control Revenue Bonds [Member] Ameren Illinois Company [Member] Series1992 B 6.20% Due 2012 [Member]	Dec. 31, 2011 Environmental Improvement And Pollution Control Revenue Bonds [Member] Ameren Illinois Company [Member] Series1992 B 6.20% Due 2012 [Member]	Dec. 31, 2012 Environmental Improvement And Pollution Control Revenue Bonds [Member] Ameren Illinois Company [Member] Series A 2000 5.50% Due 2014 [Member]	Aug. 27, 2012 Environmental Improvement And Pollution Control Revenue Bonds [Member] Ameren Illinois Company [Member] Series A 2000 5.50% Due 2014 [Member]	Dec. 31, 2011 Environmental Improvement And Pollution Control Revenue Bonds [Member] Ameren Illinois Company [Member] Series A 2000 5.50% Due 2014 [Member]	Dec. 31, 2012 Environmental Improvement And Pollution Control Revenue Bonds [Member] Ameren Illinois Company [Member] Series1993 5.90% Due 2023 [Member]	Dec. 31, 2011 Environmental Improvement And Pollution Control Revenue Bonds [Member] Ameren Illinois Company [Member] Series1993 5.90% Due 2023 [Member]		Dec. 31, 2012 Environmental Improvement And Pollution Control Revenue Bonds [Member] Ameren Illinois Company [Member] Series1994A 5.70% Due 2024 [Member]	Dec. 31, 2011 Environmental Improvement And Pollution Control Revenue Bonds [Member] Ameren Illinois Company [Member] Series1994A 5.70% Due 2024 [Member]		Dec. 31, 2012 Environmental Improvement And Pollution Control Revenue Bonds [Member] Ameren Illinois Company [Member] Series C-1 1993 5.95% Due 2026 [Member]	Dec. 31, 2011 Environmental Improvement And Pollution Control Revenue Bonds [Member] Ameren Illinois Company [Member] Series C-1 1993 5.95% Due 2026 [Member]		Dec. 31, 2012 Environmental Improvement And Pollution Control Revenue Bonds [Member] Ameren Illinois Company [Member] Series C-2 1993 5.70% Due 2026 [Member]	Dec. 31, 2011 Environmental Improvement And Pollution Control Revenue Bonds [Member] Ameren Illinois Company [Member] Series C-2 1993 5.70% Due 2026 [Member]		Dec. 31, 2012 Environmental Improvement And Pollution Control Revenue Bonds [Member] Ameren Illinois Company [Member] Series B-1 1993 Due 2028 [Member]		Dec. 31, 2011 Environmental Improvement And Pollution Control Revenue Bonds [Member] Ameren Illinois Company [Member] Series B-1 1993 Due 2028 [Member]		Dec. 31, 2012 Environmental Improvement And Pollution Control Revenue Bonds [Member] Ameren Illinois Company [Member] Series1998A 5.40% Due 2028 [Member]	Dec. 31, 2011 Environmental Improvement And Pollution Control Revenue Bonds [Member] Ameren Illinois Company [Member] Series1998A 5.40% Due 2028 [Member]		Dec. 31, 2012 Environmental Improvement And Pollution Control Revenue Bonds [Member] Ameren Illinois Company [Member] Series1998B 5.40% Due 2028 [Member]	Dec. 31, 2011 Environmental Improvement And Pollution Control Revenue Bonds [Member] Ameren Illinois Company [Member] Series1998B 5.40% Due 2028 [Member]
Debt Instrument [Line Items]
Debt instrument face amount					$ 425,000,000	$ 425,000,000									$ 0	[1]		$ 173,000,000	[1]	$ 200,000,000 [1]	$ 200,000,000	[1]	$ 104,000,000 [1]	$ 104,000,000	[1]	$ 114,000,000 [1]	$ 114,000,000	[1]	$ 260,000,000 [1]	$ 260,000,000	[1]	$ 425,000,000 [1]	$ 425,000,000	[1]	$ 179,000,000	[1],[2]	$ 179,000,000	$ 250,000,000	[1],[2]	$ 199,000,000 [1]	$ 199,000,000	$ 200,000,000	[1]	$ 329,000,000	[1],[2]	$ 329,000,000	$ 450,000,000	[1],[2]	$ 244,000,000 [1]	$ 244,000,000	$ 300,000,000	[1]	$ 85,000,000 [1]	$ 85,000,000	[1]	$ 184,000,000 [1]	$ 184,000,000	[1]	$ 300,000,000 [1]	$ 300,000,000	[1]	$ 350,000,000	[1],[2]	$ 350,000,000	[1],[2]	$ 485,000,000	[1],[2]	$ 485,000,000	$ 485,000,000	$ 0	[1],[2]	$ 150,000,000	[3],[4]	$ 150,000,000	[3],[4]	$ 54,000,000 [3]	$ 54,000,000	[3]	$ 75,000,000 [5]	$ 75,000,000	[5]	$ 250,000,000	[5],[6]	$ 250,000,000	[5],[6]	$ 144,000,000	[5],[6]	$ 144,000,000	$ 337,000,000	[5],[6]	$ 313,000,000	[5],[6]	$ 313,000,000	$ 400,000,000	[5],[6]	$ 400,000,000	[5],[6]	$ 400,000,000	[5],[6]	$ 60,000,000 [5]	$ 60,000,000	[5]	$ 61,000,000 [5]	$ 61,000,000	[5]	$ 42,000,000 [3]	$ 42,000,000	[3]	$ 47,000,000	[7],[8]	$ 47,000,000	[7],[8]	$ 44,000,000 [9]	$ 44,000,000	[9]	$ 60,000,000	[7],[8]	$ 60,000,000	[7],[8]	$ 50,000,000	[7],[8]	$ 50,000,000	[7],[8]	$ 50,000,000	[7],[8]	$ 50,000,000	[7],[8]	[10]		$ 1,000,000			$ 51,000,000	$ 32,000,000 [10]	$ 32,000,000	[10]	$ 36,000,000 [11]	$ 36,000,000	[11]	$ 35,000,000 [12]	$ 35,000,000	[12]	$ 8,000,000 [12]	$ 8,000,000	[12]	$ 17,000,000	[12],[7]	$ 17,000,000	[12],[7]	$ 19,000,000 [11]	$ 19,000,000	[11]	$ 33,000,000 [11]	$ 33,000,000	[11]
Capital lease obligations									64,000,000	69,000,000	240,000,000	240,000,000
Fair-market value adjustments													4,000,000	5,000,000
Long-term debt, gross							4,013,000,000	3,955,000,000					1,733,000,000	1,666,000,000
Less: Unamortized discount and premium			1,000,000	1,000,000			7,000,000	5,000,000					6,000,000	8,000,000
Less: Maturities due within one year	(355,000,000)	(179,000,000)					(205,000,000)	(178,000,000)					(150,000,000)	(1,000,000)
Long-term Debt, Net	$ 5,802,000,000	$ 5,853,000,000	$ 424,000,000	$ 424,000,000			$ 3,801,000,000	$ 3,772,000,000					$ 1,577,000,000	$ 1,657,000,000
Long-term debt interest rate					8.875%										5.25%		5.25%			4.65%			5.50%			4.75%			5.40%			6.40%			6.00%		6.00%			5.10%	5.10%			6.70%		6.70%			5.10%	5.10%			5.00%			5.50%			5.30%			8.45%				3.90%		3.90%	3.90%			8.875%				6.20%			6.25%			6.125%				6.25%		6.25%			9.75%		9.75%			2.70%		2.70%		6.125%			6.70%			6.70%							5.45%															6.20%	6.20%		5.50%	5.50%		5.90%			5.70%			5.95%			5.70%							5.40%			5.40%
Long-term debt maturity date					2014				2022		2033				2012					2013			2014			2015			2016			2017			2018					2018				2019					2019				2020			2034			2037			2039				2042						2013				2016			2016			2017				2018					2018					2022				2028			2036			2036			2022				2028			2033				2033				2033				2012			2014			2023			2024			2026			2026			2028				2028			2028
Debt instrument, interest rate, maximum																																																																																																													18.00%							18.00%				18.00%				18.00%
Redemption price, percentage																																																																																																																	100.00%																					100.00%			100.00%			100.00%			100.00%			100.00%				100.00%			100.00%

[1]	These notes are collaterally secured by first mortgage bonds issued by Ameren Missouri under the Ameren Missouri mortgage indenture. The notes have a fall-away lien provision and will remain secured only as long as any first mortgage bonds issued under the Ameren Missouri mortgage indenture remain outstanding. Redemption, purchase, or maturity of all first mortgage bonds, including first mortgage bonds currently outstanding and any that may be issued in the future, would result in a release of the first mortgage bonds currently securing these notes, at which time these notes would become unsecured obligations. Based on the Ameren Missouri first mortgage bonds and senior secured notes currently outstanding, and assuming no early retirement of any series of such securities in full, we do not expect the first mortgage bond lien protection associated with these notes to fall away until 2042.
[2]	Ameren Missouri has agreed, during the life of these notes, not to optionally redeem, purchase or otherwise retire in full its first mortgage bonds. Ameren Missouri has also agreed to prevent a first mortgage bond release date from occurring as long as any of the 8.45% senior secured notes due 2039 and any of the 3.90% senior secured notes due 2042 remain outstanding.
[3]	These notes are collaterally secured by first mortgage bonds issued by Ameren Illinois under the CILCO mortgage indenture. The notes have a fall-away lien provision and will remain secured only as long as any series of first mortgage bonds issued under the CILCO mortgage indenture remain outstanding. Redemption, purchase, or maturity of all first mortgage bonds, including first mortgage bonds currently outstanding and any that may be issued in the future, would result in a release of the first mortgage bonds currently securing these notes, at which time these notes would become unsecured obligations. Based on the CILCO first mortgage bonds and senior secured notes currently outstanding, and assuming no early retirement of any series of such securities in full, we do not expect the first mortgage bond lien protection associated with these notes to fall away until 2023.
[4]	Ameren Illinois has agreed, during the life of these notes, not to optionally redeem, purchase or otherwise retire in full its CILCO first mortgage bonds, and therefore a CILCO first mortgage bond release date will not occur while any of such notes are outstanding.
[5]	These notes are collaterally secured by mortgage bonds issued by Ameren Illinois under the Ameren Illinois mortgage indenture. The notes have a fall-away lien provision and will remain secured only as long as any series of first mortgage bonds issued under the Ameren Illinois mortgage indenture remain outstanding. Redemption, purchase, or maturity of all mortgage bonds, including first mortgage bonds currently outstanding and any that may be issued in the future, would result in a release of the mortgage bonds currently securing these notes, at which time these notes would become unsecured obligations. Based on the Ameren Illinois mortgage bonds and senior secured notes currently outstanding, and assuming no early retirement of any series of such securities in full, we do not expect the mortgage bond lien protection associated with these notes to fall away until 2028.
[6]	Ameren Illinois has agreed, during the life of these notes, not to optionally redeem, purchase or otherwise retire in full its Ameren Illinois mortgage bonds, and therefore an Ameren Illinois first mortgage bond release date will not occur as long as any of these notes are outstanding.
[7]	Interest rates, and periods during which such rates apply, vary depending on our selection of defined rate modes. Maximum interest rates could range up to 18% depending on the series of bonds. The average interest rates for 2012 and 2011 were as follows: 2012 2011Ameren Missouri 1992 Series0.30% 0.34%Ameren Missouri 1998 Series A0.65% 0.69%Ameren Missouri 1998 Series B0.64% 0.68%Ameren Missouri 1998 Series C0.64% 0.69%Ameren Illinois 1993 Series B-10.22% 0.28%
[8]	These bonds are secured by first mortgage bonds issued by Ameren Missouri under the Ameren Missouri mortgage indenture and have a fall-away lien provision similar to that of Ameren Missouri's senior secured notes. The bonds are also backed by an insurance guarantee policy.
[9]	These bonds are first mortgage bonds issued by Ameren Missouri under the Ameren Missouri mortgage bond indenture and are secured by substantially all Ameren Missouri property and franchises. The bonds are callable at 100% of par value.
[10]	These bonds are first mortgage bonds issued by Ameren Illinois under the CILCO mortgage indenture and are secured by substantially all property of the former CILCO. The bonds are callable at 100% of par value.
[11]	These bonds are mortgage bonds issued by Ameren Illinois under the Ameren Illinois mortgage indenture and are secured by substantially all property of the former IP and CIPS. The bonds are callable at 100% of par value. The bonds are also backed by an insurance guarantee policy.
[12]	The bonds are callable at 100% of par value.